SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Disclosure of interests in subsidiaries [text block]
The following table presents the details of the company’s subsidiaries with significant non-controlling interests:

	Jurisdiction of Formation	Ownership Interest Held by Non-Controlling Interests[1,2]
AS AT DEC. 31		2022	2021
Brookfield Asset Management ULC (“BAM”)[3]	British Columbia	25.0%	n/a
Brookfield Renewable Partners L.P. (“BEP”)[4]	Bermuda	51.7%	51.7%
Brookfield Infrastructure Partners L.P. (“BIP”)[5]	Bermuda	72.9%	72.8%
Brookfield Business Partners L.P. (“BBU”)[6]	Bermuda	34.8%	35.6%
1.Control and associated voting rights of the limited partnerships (BEP, BIP and BBU) reside with their respective general partners which are wholly owned subsidiaries of the company. The company’s general partner interest is entitled to earn base management fees and incentive payments in the form of incentive distribution rights or performance fees.
2.The company’s ownership interest in BEP, BIP and BBU includes a combination of redemption-exchange units (REUs), Class A limited partnership units, special limited partnership units, general partnership units and units or shares that are exchangeable for units in our listed partnerships, in each subsidiary, where applicable. Each of BEP, BIP and BBU’s partnership capital includes its Class A limited partnership units whereas REUs and general partnership units are considered non-controlling interests for the respective partnerships. REUs share the same economic attributes in all respects except for the redemption right attached thereto. The REUs and general partnership units participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the Class A limited partnership units of the subsidiary.
3.On December 9, 2022, the company made a $2.4 billion special distribution of a 25% interest in Brookfield Asset Management ULC, our asset management business, which was previously wholly-owned by the company.
4.Ownership interest held by non-controlling interests represents the combined units not held in BEP and Brookfield Renewable Corporation (“BEPC”).
5.Ownership interest held by non-controlling interests represents the combined units not held in BIP and Brookfield Infrastructure Corporation (“BIPC”).
6.Ownership interest held by non-controlling interests represents the combined units not held in BBU and Brookfield Business Corporation (“BBUC”).
The following tables contain summarized financial information of the Corporation, BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., the US LLC Issuer, BIC and non-guarantor subsidiaries:

AS AT AND FOR THE YEAR ENDED DEC. 31, 2022 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$2,491	$284	$2	$30	$—	$—	$35	$—	$507	$111,633	$(22,213)	$92,769
Net income (loss) attributable to shareholders	2,056	(8)	—	—	—	—	11	—	487	18,598	(19,088)	2,056
Total assets	71,514	9,769	740	16	—	—	232	—	4,170	492,799	(137,956)	441,284
Total liabilities	27,761	8,544	737	6	—	—	4	—	3,520	297,397	(38,576)	299,393
Non-controlling interest – preferred equity	—	—	—	—	—	—	230	—	—	—	—	230

AS AT AND FOR THE YEAR ENDED DEC. 31, 2021 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$1,373	$250	$—	$33	$—	$—	$9	$—	$121	$82,663	$(8,718)	$75,731
Net income (loss) attributable to shareholders	3,966	(8)	—	—	—	—	5	—	(251)	6,100	(5,846)	3,966
Total assets	84,793	8,256	—	607	—	—	843	—	5,433	400,288	(109,217)	391,003
Total liabilities	38,438	6,387	—	597	—	—	603	—	3,734	237,100	(30,597)	256,262
Non-controlling interest –preferred equity	—	—	—	—	—	—	230	—	—	—	—	230
1.This column accounts for investments in all subsidiaries of the Corporation under the equity method.
2.This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFL, BIC, BFI II, BF AUS, BF U.K., US LLC Issuer and BFL II on a combined basis.
3.This column includes the necessary amounts to present the company on a consolidated basis.

Disclosure of non-controlling interests [text block]
The table below presents the exchanges on which the company’s subsidiaries with significant non-controlling interests were publicly listed as of December 31, 2022:

	TSX	NYSE
BEP	BEP.UN	BEP
BIP	BIP.UN	BIP
BBU	BBU.UN	BBU
The following table outlines the composition of accumulated non-controlling interests presented within the company’s consolidated financial statements:

AS AT DEC. 31 (MILLIONS)	2022	2021
BAM[1]	$2,377	$—
BEP	21,651	19,355
BIP	23,030	23,695
BBU	16,026	10,197
BPG[2]	29,321	28,115
Individually immaterial subsidiaries with non-controlling interests	5,733	7,024
	$98,138	$88,386
1.On December 9, 2022, the company made a $2.4 billion special distribution of a 25% interest in Brookfield Asset Management ULC, our asset management business, which was previously wholly-owned by the company.
2.This balance represents non-controlling interests within the consolidated funds of BPG.
Summarized financial information of subsidiaries [Table Text Block]	The summarized financial information represents amounts before intra-group eliminations:

	BAM[1]		BEP		BIP		BBU		BPG
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Current assets	$5,690	$—	$4,183	$2,889	$6,686	$4,896	$18,312	$15,418	$15,626	$25,866
Non-current assets	6,820	—	59,928	52,978	66,283	69,065	71,186	48,801	162,198	143,383
Current liabilities	(2,093)	—	(4,943)	(3,222)	(8,377)	(8,661)	(16,954)	(13,912)	(41,653)	(35,006)
Non-current liabilities	(915)	—	(32,882)	(28,649)	(39,038)	(38,909)	(54,079)	(37,307)	(74,982)	(72,163)
Non-controlling interests	(2,377)	—	(21,651)	(19,355)	(23,030)	(23,695)	(16,026)	(10,197)	(29,321)	(28,115)
Equity attributable to Brookfield	$7,125	$—	$4,635	$4,641	$2,524	$2,696	$2,439	$2,803	$31,868	$33,965

Revenues	$3,375	$—	$4,711	$4,096	$14,427	$11,537	$57,545	$46,587	$13,835	$12,314
Net income (loss) attributable to:
Non-controlling interests	$442	$—	$327	$151	$1,350	$2,489	$275	$1,846	$2,639	$3,836
Shareholders	2,276	—	(189)	(217)	25	230	80	307	496	1,927
	$2,718	$—	$138	$(66)	$1,375	$2,719	$355	$2,153	$3,135	$5,763
Other comprehensive income (loss) attributable to:
Non-controlling interests	$(8)	$—	$1,868	$1,835	$39	$197	$(297)	$218	$356	$857
Shareholders	(24)	—	622	931	109	63	(97)	65	13	451
	$(32)	$—	$2,490	$2,766	$148	$260	$(394)	$283	$369	$1,308
1.On December 9, 2022, the company made a $2.4 billion special distribution of a 25% interest in Brookfield Asset Management ULC, our asset management business, which was previously wholly-owned by the company. BAM results are presented as at and for the year ended December 31, 2022.
The summarized cash flows of the company’s subsidiaries with significant non-controlling interests are as follows:

	BAM[1]		BEP		BIP		BBU		BPG
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Cash flows from (used in):
Operating activities	$(2,329)	$—	$1,711	$734	$3,131	$2,772	$1,011	$1,693	$(1,657)	$4,041
Financing activities	(3,467)	—	3,489	2,143	56	(995)	18,070	7,063	6,871	7,504
Investing activities	6,848	—	(5,066)	(2,544)	(3,365)	(1,173)	(18,721)	(8,926)	(3,756)	(10,260)
Distributions paid to non-controlling interests in common equity	$—	$—	$477	$456	$810	$715	$28	$13	$—	$120
1.On December 9, 2022, the company made a $2.4 billion special distribution of a 25% interest in Brookfield Asset Management ULC, our asset management business, which was previously wholly-owned by the company.